Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Real Estate Investment ETF - Fidelity Real Estate Investment ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2021
Annual Return 2022	(24.83%)
Annual Return 2023	10.92%